Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
OPERATING ACTIVITIES
Net loss	$ (21,710)	$ (64,050)
Non-cash items:
Depreciation and amortization	92,059	88,598
Gain on sale of vessel (note 16)	0	(170)
Unrealized loss (gain) on derivative instruments (note 9)	3,960	(3,287)
Equity income (note 5)	(652)	(265)
Freight tax expense (note 11)	4,181	3,859
Other	3,690	4,307
Change in operating assets and liabilities	18,685	(17,402)
Expenditures for dry docking	(37,430)	(17,035)
Net operating cash flow	62,783	(5,445)
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	56,788	46,128
Scheduled repayments of long-term debt	(76,216)	(92,380)
Prepayments of long-term debt	(109,688)	(102,717)
Prepayments of Short-Term Debt	(75,000)	0
Proceeds from financing related to sales and leaseback of vessels (note 8)	63,720	156,644
Scheduled repayments of obligations related to finance leases (note 8)	(18,075)	(8,841)
Cash dividends paid	0	(8,052)
Other	(126)	(92)
Proceeds from short-term debt (note 7)	125,000	0
Net financing cash flow	(33,597)	(9,310)
INVESTING ACTIVITIES
Proceeds from sale of vessel (note 16)	0	589
Expenditures for vessels and equipment	(7,210)	(3,463)
Return of capital from equity-accounted for joint venture	0	746
Net investing cash flow	(7,210)	(2,128)
Increase (decrease) in cash, cash equivalents and restricted cash	21,976	(16,883)
Cash, cash equivalents and restricted cash, beginning of the period	60,507	75,710
Cash, cash equivalents and restricted cash, end of the period	$ 82,483	$ 58,827